united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

Class A Shares: EGLAX
Class C Shares: EGLCX
Class I Shares: EGLIX
Class N Shares: EGLNX

Semi-Annual Report
October 31, 2023

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Eagle MLP Strategy Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023, compared to its benchmark:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception*** -	Inception**** -
	Six Months	One Year	Three Year	Five Year	Ten Year	October 31, 2023	October 31, 2023	October 31, 2023
Eagle MLP Strategy Fund – Class A	7.30%	8.64%	38.36%	9.58%	1.31%	3.21%	N/A	N/A
Eagle MLP Strategy Fund – Class A with load	1.13%	2.34%	35.65%	8.28%	0.71%	2.66%	N/A	N/A
Eagle MLP Strategy Fund – Class C	6.92%	7.87%	37.24%	8.75%	0.54%	N/A	1.65%	N/A
Eagle MLP Strategy Fund – Class I	7.43%	8.94%	38.56%	9.83%	1.56%	3.46%	N/A	N/A
Eagle MLP Strategy Fund – Class N	7.51%	9.16%	38.80%	10.00%	N/A	N/A	N/A	7.41%
Alerian MLP Index	14.33%	16.60%	41.26%	8.70%	1.71%	3.22%	2.57%	5.97%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum sales charge of 5.75%, where applicable. The Class A maximum sales charge may be reduced or waived by the co-advisers. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 1.98%, 2.73%, 1.73% and 1.73%, respectively, for Class A, Class C, Class I and Class N shares per the August 28, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual operating expenses are 1.65%, 2.40%, 1.40% and 1.26%, respectively, for Class A, Class C, Class I and Class N shares per the August 28, 2023 prospectus. The Fund’s performance would have been lower had the co-advisers not waived fees and/or reimbursed expenses. The Class A maximum sales may be reduced or waived by the co-advisers. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date for Class A and Class I is September 14, 2012.

***	Inception date for Class C is February 21, 2013.

****	Inception date for Class N is August 16, 2018.

The Alerian MLP Index is a composite of the 22 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. There are no fees or expenses associated with the index and investors cannot invest directly in an index or benchmark.

Eagle MLP Strategy Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
October 31, 2023

The Fund’s Holdings by Asset Class and Industry as of October 31, 2023 are as follows:

Asset Class	% of Net Assets
MLP & MLP Related Securities
Pipeline-NGL Infrastructure	19.4%
Gathering & Processing	16.5%
Pipeline-Natural Gas	16.3%
Pipeline-Petroleum	11.3%
Pipeline-Diversified	10.9%
LNG Infrastructure	9.9%
Pipelines and Transportation	7.4%
Oil & Gas Producers	3.1%
Utility	1.9%
Mineral Companies	1.0%
Warrant
Electrical Equipment	0.6%
Other Assets in Excess of Liabilities	1.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.7%
	GATHERING & PROCESSING - 16.5%
269,424	Antero Midstream Corporation	$3,324,692
183,100	EnLink Midstream, LLC	2,250,299
122,400	Hess Midstream, L.P., Class A	3,672,000
209,300	Western Midstream Partners, L.P.	5,615,519
		14,862,510
	LNG INFRASTRUCTURE - 9.9%
53,500	Cheniere Energy, Inc.	8,903,470

	MINERAL COMPANIES - 1.0%
31,400	Viper Energy Partners, L.P.	894,272

	OIL & GAS PRODUCERS - 3.1%
31,500	DT Midstream, Inc.	1,700,055
63,661	NuStar Energy, L.P.	1,088,603
		2,788,658
	PIPELINE-DIVERSIFIED - 10.9%
750,900	Energy Transfer, L.P.	9,874,335

	PIPELINE-NATURAL GAS - 16.3%
374,500	Equitrans Midstream Corporation	3,321,815
178,000	Kinder Morgan, Inc.	2,883,600
63,190	ONEOK, Inc.	4,119,988
126,400	Williams Companies, Inc. (The)	4,348,160
		14,673,563
	PIPELINE-NGL INFRASTRUCTURE - 19.4%
176,750	Keyera Corporation	4,110,435
119,500	Pembina Pipeline Corporation	3,678,210
116,700	Targa Resources Corporation	9,757,288
		17,545,933
	PIPELINE-PETROLEUM - 11.3%
651,000	Plains GP Holdings, L.P., Class A	10,207,680

	PIPELINES AND TRANSPORTATION - 7.4%
71,500	Enbridge, Inc.	2,290,860

See accompanying notes to financial statements.

EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares				Fair Value
	MLP & MLP RELATED SECURITIES — 97.7% (Continued)
	PIPELINES AND TRANSPORTATION - 7.4% (Continued)
122,580	MPLX, L.P.			$4,417,783
				6,708,643
	UTILITY - 1.9%
30,200	NextEra Energy, Inc.			1,760,660

	TOTAL MLP & MLP RELATED SECURITIES (Cost $46,615,164)			88,219,724

		Expiration Date	Exercise Price
	WARRANT — 0.6%
	ELECTRICAL EQUIPMENT - 0.6%
140,000	Net Power, Inc. (a) (Cost $439,344)	03/13/2026	$11.50	518,700

	TOTAL INVESTMENTS - 98.3% (Cost $47,054,508)			$88,738,424
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%			1,573,866
	NET ASSETS - 100.0%			$90,312,290

LLC	- Limited Liability Company

LNG	- Liquefied Natural Gas

LP	- Limited Partnership

MLP	- Master Limited Partnership

NGL	- Natural Gas Liquids

(a)	Illiquid security. Total illiquid securities represent 0.6% of net assets as of October 31, 2023.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2023

ASSETS
Investments (cost $47,054,508)	$88,738,424
Receivable for securities sold	1,327,437
Dividends and interest receivable	907,094
Receivable for Fund shares sold	6,654
Prepaid expenses and other assets	62,180
TOTAL ASSETS	91,041,789

LIABILITIES
Due to Custodian	386,858
Payable for investments purchased	188,613
Investment advisory fees payable, net	66,282
Payable for Fund shares redeemed	57,898
Payable to related parties	16,911
Accrued expenses and other liabilities	8,509
Distribution (12b-1) fees payable	4,428
TOTAL LIABILITIES	729,499
NET ASSETS	$90,312,290

Net Assets Consist Of:
Paid in capital	$498,061,151
Accumulated deficit	(407,748,861)
NET ASSETS	$90,312,290

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2023

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,889,075
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	804,859
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.32
Maximum offering price per share (maximum sales charge of 5.75%)	$7.76

Class C Shares:
Net Assets	$6,349,053
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	870,001
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.30

Class I Shares:
Net Assets	$46,801,121
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,394,126
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.32

Class N Shares:
Net Assets	$31,273,041
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,232,577
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.39

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME
Dividend income (net, tax withholdings $58,440)	$2,865,275
Interest income	9,539
TOTAL INVESTMENT INCOME	2,874,814

EXPENSES
Investment advisory fees	561,914
Distribution (12b-1) Fees:
Class A	7,215
Class C	32,662
Administrative services fees	41,300
Third Party Administrative Servicing Fees	38,000
Registration fees	34,178
Accounting services fees	31,552
Audit and tax fees	20,080
Transfer agent fees	15,041
Printing and postage expenses	11,100
Trustees fees and expenses	8,642
Compliance officer fees	7,319
Custodian fees	5,126
Interest expense	4,430
Insurance expense	1,705
Legal fees	1,040
Other expenses	4,530
TOTAL EXPENSES	825,834
Less: Fees waived by the co-advisers	(174,017)
NET EXPENSES	651,817
NET INVESTMENT INCOME	2,222,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain:
Investments	2,811,333
Foreign currency transactions	1,160
Net realized gain	2,812,493

Net change in unrealized appreciation (depreciation) on:
Investments	1,244,045
Foreign currency transactions	(2,319)
Net change in unrealized appreciation	1,241,726

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,054,219

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,277,216

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
FROM OPERATIONS
Net investment income	$2,222,997	$2,215,802
Net realized gain on investments and foreign currency transactions	2,812,493	9,918,315
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,241,726	(1,719,619)
Net increase in net assets resulting from operations	6,277,216	10,414,498

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(194,302)
Class C	—	(165,042)
Class I	—	(1,161,751)
Class N	—	(926,549)
Total distributions paid:
Class A	(185,478)	(190,364)
Class C	(177,675)	(170,066)
Class I	(1,534,194)	(1,302,669)
Class N	(1,008,453)	(988,410)
Net decrease in net assets resulting from distributions to shareholders	(2,905,800)	(5,099,153)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,044,386	4,576,613
Class C	44,000	121,760
Class I	2,874,873	8,930,995
Class N	860,874	90,599
Net asset value of shares issued in reinvestment of distributions:
Class A	172,050	360,580
Class C	158,033	302,067
Class I	1,229,309	2,053,933
Class N	225,751	346,073
Payments for shares redeemed:
Class A	(786,205)	(5,514,778)
Class C	(889,503)	(1,229,690)
Class I	(4,861,087)	(8,726,104)
Class N	(4,577,773)	(5,794,766)
Net decrease in net assets resulting from shares of beneficial interest	(4,505,292)	(4,482,718)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,133,876)	832,627

NET ASSETS
Beginning of Period	91,446,166	90,613,539
End of Period	$90,312,290	$91,446,166

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
Class A:
Shares Sold	147,641	671,669
Shares Reinvested	23,486	51,743
Shares Redeemed	(108,831)	(806,327)
Net increase (decrease) in shares of beneficial interest outstanding	62,296	(82,915)

Class C:
Shares Sold	6,074	18,088
Shares Reinvested	21,624	43,667
Shares Redeemed	(126,204)	(180,174)
Net decrease in shares of beneficial interest outstanding	(98,506)	(118,419)

Class I:
Shares Sold	396,719	1,291,627
Shares Reinvested	167,783	296,204
Shares Redeemed	(669,184)	(1,277,699)
Net increase (decrease) in shares of beneficial interest outstanding	(104,682)	310,132

Class N:
Shares Sold	114,784	12,586
Shares Reinvested	30,554	49,495
Shares Redeemed	(659,084)	(830,513)
Net decrease in shares of beneficial interest outstanding	(513,746)	(768,432)

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2023		April 30,		April 30,	April 30,	April 30,	April 30,
Class A	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of period	$7.04		$6.64		$4.89	$3.54	$6.48	$6.77
Activity from investment operations:
Net investment income (1)	0.17		0.17		0.12	0.10	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.34		0.61		1.94	1.54	(2.62)	0.03
Total from investment operations	0.51		0.78		2.06	1.64	(2.46)	0.18
Less distributions from:
Net investment income	(0.23)		(0.19)		(0.17)	(0.24)	(0.15)	(0.24)
Return of capital	—		(0.19)		(0.14)	(0.05)	(0.33)	(0.23)
Total distributions	(0.23)		(0.38)		(0.31)	(0.29)	(0.48)	(0.47)
Net asset value, end of period	$7.32		$7.04		$6.64	$4.89	$3.54	$6.48
Total return (2)	7.30	% (8)	12.01%		42.99%	48.78%	(40.06)%	2.62%
Net assets, at end of period (000s)	$5,889		$5,225		$5,480	$5,031	$5,698	$20,793
Ratio of gross expenses to average net assets (3)(4)(7)	2.00	% (6)	1.98	% (5)	1.97%	2.10%	1.81%	1.73%
Ratio of net expenses to average net assets (4)(7)	1.66	% (6)	1.65	% (5)	1.65%	1.68%	1.67%	1.67%
Ratio of net investment income to average net assets (4)(7)	4.72	% (6)	2.43	% (5)	2.01%	2.67%	2.80%	2.15%
Portfolio Turnover Rate	15	% (8)	46%		26%	82%	69%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the six months ended October 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2023		April 30,		April 30,	April 30,	April 30,	April 30,
Class C	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of period	$7.02		$6.62		$4.88	$3.53	$6.47	$6.75
Activity from investment operations:
Net investment income (1)	0.14		0.10		0.07	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments	0.34		0.63		1.94	1.54	(2.55)	0.06
Total from investment operations	0.48		0.73		2.01	1.61	(2.50)	0.13
Less distributions from:
Net investment income	(0.20)		(0.17)		(0.15)	(0.21)	(0.14)	(0.21)
Return of capital	—		(0.16)		(0.12)	(0.05)	(0.30)	(0.20)
Total distributions	(0.20)		(0.33)		(0.27)	(0.26)	(0.44)	(0.41)
Net asset value, end of period	$7.30		$7.02		$6.62	$4.88	$3.53	$6.47
Total return (2)	6.92	% (8)	11.23%		41.84%	47.80%	(40.60)%	1.99%
Net assets, at end of period (000s)	$6,349		$6,797		$7,197	$6,484	$5,566	$12,584
Ratio of gross expenses to average net assets (3)(4)(7)	2.75	% (6)	2.73	% (5)	2.72%	2.84%	2.56%	2.48%
Ratio of net expenses to average net assets (4)(7)	2.41	% (6)	2.40	% (5)	2.40%	2.43%	2.42%	2.42%
Ratio of net investment income to average net assets (4)(7)	3.93	% (6)	1.48	% (5)	1.27%	1.65%	0.97%	0.98%
Portfolio Turnover Rate	15	% (8)	46%		26%	82%	69%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the six months ended October 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2023		April 30,		April 30,	April 30,	April 30,	April 30,
Class I	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of period	$7.04		$6.64		$4.89	$3.54	$6.49	$6.77
Activity from investment operations:
Net investment income (1)	0.18		0.17		0.13	0.12	0.20	0.24
Net realized and unrealized gain (loss) on investments	0.34		0.63		1.95	1.53	(2.65)	(0.03)
Total from investment operations	0.52		0.80		2.08	1.65	(2.45)	0.21
Less distributions from:
Net investment income	(0.24)		(0.21)		(0.18)	(0.25)	(0.16)	(0.25)
Return of capital	—		(0.19)		(0.15)	(0.05)	(0.34)	(0.24)
Total distributions	(0.24)		(0.40)		(0.33)	(0.30)	(0.50)	(0.49)
Net asset value, end of period	$7.32		$7.04		$6.64	$4.89	$3.54	$6.49
Total return (2)	7.43	% (8)	12.30%		43.35%	49.18%	(39.98)%	3.02%
Net assets, at end of period (000s)	$46,801		$45,738		$41,084	$37,561	$46,545	$201,708
Ratio of gross expenses to average net assets (3)(4)(7)	1.75	% (6)	1.73	% (5)	1.72%	1.86%	1.56%	1.48%
Ratio of net expenses to average net assets (4)(7)	1.41	% (6)	1.40	% (5)	1.40%	1.43%	1.42%	1.42%
Ratio of net investment income to average net assets (4)(7)	4.98	% (6)	2.52	% (5)	2.30%	3.04%	3.52%	3.40%
Portfolio Turnover Rate	15	% (8)	46%		26%	82%	69%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the six months ended October 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	2023		April 30,		April 30,	April 30,	April 30,	April 30,
Class N	(Unaudited)		2023		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$7.10		$6.68		$4.91	$3.55	$6.50	$7.39
Activity from investment operations:
Net investment income (loss) (2)	0.19		0.18		0.14	0.13	0.19	(0.11)
Net realized and unrealized gain (loss) on investments	0.34		0.64		1.96	1.53	(2.64)	(0.41)
Total from investment operations	0.53		0.82		2.10	1.66	(2.45)	(0.52)
Less distributions from:
Net investment income	(0.24)		(0.21)		(0.18)	(0.25)	(0.16)	(0.25)
Return of capital	—		(0.19)		(0.15)	(0.05)	(0.34)	(0.12)
Total distributions	(0.24)		(0.40)		(0.33)	(0.30)	(0.50)	(0.37)
Net asset value, end of period	$7.39		$7.10		$6.68	$4.91	$3.55	$6.50
Total return (3)	7.51	% (9)	12.52%		43.58%	49.31%	(39.91)%	(6.90	)% (9)
Net assets, at end of period (000s)	$31,273		$33,686		$36,853	$31,199	$66,397	$258,197
Ratio of gross expenses to average net assets (4)(5)(8)	1.75	% (7)	1.73	% (6)	1.72%	1.84%	1.55%	1.50%
Ratio of net expenses to average net assets (5)(8)	1.27	% (7)	1.26	% (6)	1.26%	1.29%	1.27%	1.27%
Ratio of net investment income (loss) to average net assets (5)(8)	5.14	% (7)	2.63	% (6)	2.39%	3.33%	3.36%	(2.30)%
Portfolio Turnover Rate	15	% (9)	46%		26%	82%	69%	36	% (9)

(1)	The Eagle MLP Strategy Fund’s Class N shares commenced operations on August 16, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Includes 0.01% for the six months ended October 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2023

1.	ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation.

The Fund currently offers Class A, Class C, Class I and Class N shares. Class C, Class I and Class N shares are offered at (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, depending on how much you invest, which may be waived by the co-advisers under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional -sized bond positions known as “round lots”. The Fund may fair value a particular bond if a co-adviser does not believe that

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at NAV.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$88,219,724	$—	$—	$88,219,724
Warrant	—	518,700	—	518,700
Total	$88,219,724	$518,700	$—	$88,738,424

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distribution” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 2, 2022, the Fund entered into a revolving, uncommitted $170,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 31, 2023. Effective August 1, 2023, the Fund entered into an amended and restated agreement, dated August 1, 2023, with a $160,000,000 line of credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 29, 2024. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended April 30, 2023 through October 31, 2023, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $160,000,000.

For the six months ended October 31, 2023, the interest expense was $4,430 for the Fund. There was an outstanding balance of $0, with an effective rate of 7.00%, as of October 31, 2023. The average borrowings for the Fund for the period the line was drawn, May 1, 2023 through October 31, 2023, was $411,360 at an average borrowing rate of 7.36%. At, October 31, 2023, the maximum borrowing was $1,568,000 at a maximum interest rate of 7.50%.

Federal Income Taxes – The Fund intends to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax years 2020 – 2022, or expected to be taken in the Fund’s

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $13,585,624 and $18,557,524 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended October 31, 2023, the Fund incurred advisory fees of $561,914.

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2024, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser)) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, 1.40% per annum of Class I average daily net assets and 1.26% per annum of Class N average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2023, the Co-Advisers waived expenses of $174,017 pursuant to the Waiver Agreement.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

If the Co-Advisers waive any fees or reimburse any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C, Class I and Class N shares, respectively, are subsequently less than the Expense Limitation, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation and any expense limitation in effect at the time of recoupment. If the operating expenses attributable to the Class A, Class C, Class I and Class N shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement at any time.

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2024	April 30, 2025	April 30, 2026
$380,807	$315,411	$342,018

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co -Advisers. Class I and Class N shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2023, the Fund paid $7,215 and $32,662 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2023, the Distributor received $577 from front-end sales charge of which $77 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the tax years ended October 31, 2022, and October 31, 2021 was as follows:

	Tax Year Ended	Fiscal Year Ended
	October 31, 2022	October 31, 2021
Ordinary Income	$2,022,344	$4,605,335
Long-Term Capital Gain	—	—
Return of Capital	3,076,809	—
	$5,099,153	$4,605,335

The components of accumulated earnings/(deficit) on a tax basis as of October 31, 2022, adjusted for activity through fiscal year end April 30, 2023, were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$12,847,486	$—	$—	$(437,965,960)	$—	$13,998,197	$(411,120,277)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized losses from security transactions and undistributed net investment income is primarily attributable to tax adjustments for partnerships and the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(3,240).

At the Fund’s tax year end of October 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$69,751,988	$371,912,230	$441,664,218	$11,454,744

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2023, as follows:

Paid
In	Accumulated
Capital	Deficit
$(3,076,809)	$3,076,809

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$73,492,942	$42,126,800	$(26,881,318)	$15,245,482

7.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eagle MLP Strategy Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2023

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period**
Actual	5/1/2023	10/31/2023	5/1/2023 – 10/31/2023	5/1/2023 – 10/31/2023
Class A	$1,000.00	$1,073.00	$8.65	1.66%
Class C	$1,000.00	$1,069.20	$12.54	2.41%
Class I	$1,000.00	$1,074.30	$7.35	1.41%
Class N	$1,000.00	$1,075.10	$7.35	1.27%

	Beginning	Ending Account	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Value	During Period	During Period**
(5% return before expenses)	5/1/2023	10/31/2023	5/1/2023 – 10/31/2023	5/1/2023 – 10/31/2023
Class A	$1,000.00	$1,016.79	$8.41	1.66%
Class C	$1,000.00	$1,013.02	$12.20	2.41%
Class I	$1,000.00	$1,018.05	$7.15	1.41%
Class N	$1,000.00	$1,018.75	$6.44	1.27%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC Co-Advisers to Eagle MLP Strategy Fund*

In connection with the regular meeting held on June 21-22, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a co- investment advisory agreement (the “Co-Advisory Agreement”) between Eagle Global Advisors, LLC. (“EGA”) and Princeton Fund Advisors, LLC (“Princeton”) (each an “Adviser” and together, “Co-Advisers”), and the Trust, with respect to the Eagle MLP Strategy Fund (the “Fund”). In considering the re-approval of the Co-Advisory Agreement, the Board received materials specifically relating to the Co-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Co-Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Co-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent and Quality of Services

The Board noted that Princeton had approximately $1 billion in assets under management. The Board further noted that Princeton specialized in evaluating and partnering with alternative asset managers and developing alternative mutual fund products for institutional and individual investors. The Board considered the background information of the key Princeton personnel responsible for servicing the Fund. The Board noted that although Princeton delegated the day-to-day management of the Fund to EGA, Princeton conducted on-going due diligence on the Fund’s investments and monitored the Fund’s investment portfolio to ensure compliance with the Fund’s prospectus. They further noted that Princeton enhanced its cybersecurity controls and that there were no compliance issues to report. The Board concluded that Princeton was expected to continue to provide high quality of service to the Fund and its shareholders.

The Board noted that EGA was founded in 1996 and had approximately $1.9 billion in assets under management. The Board further noted that EGA specialized in offering strategies in MLPs through separately managed accounts. The Board reviewed the background information of the key EGA personnel responsible for servicing the Fund, noting their education and financial industry experience, specifically as it relates to MLP and MLP-related products. The Board noted that EGA was responsible for the daily management of the Fund’s MLP strategy and utilized a team of research analysts to conduct fundamental analysis of individual midstream energy partnerships and mitigate risk through a rigorous research process. They further noted that EGA’s CCO and portfolio managers review a daily compliance report to ensure that the Fund is complying with its investment requirements. They noted EGA’s use of evaluation criteria in its responsibility for the

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2023

selection of broker-dealers for the Fund. They discussed EGA’s use of a third-party service provider to supply cybersecurity services, including network monitoring and identifying potential vulnerabilities. The Board agreed that EGA had performed its services required by the Co-Advisory Agreement.

Performance.

The Board considered that the Fund had outperformed its benchmark over the 5-year and since inception periods. The Board also noted that the Fund outperformed the category median and peer group median over the one-year, three-year and five-year periods. The Board noted the Fund’s positive performance since the investment selection process was strengthened and EGA made changes to the portfolio manager. They noted that consistent with the Fund’s investment objective of income, the Fund had a yield of 5.47% as of March 31, 2023. The Board concluded that the Co-Advisers were implementing the Fund’s strategy consistent with its prospectus and to the benefit of shareholders.

Fees and Expenses.

The Board noted that the total advisory fee charged by Princeton and EGA was 1.25%, which was higher than its peer group and category averages and medians and the highest of the funds within the peer group. The Board discussed the allocation of the advisory fee between EGA and Princeton and agreed that it was not unreasonable in light of the allocation of advisory services provided. They acknowledged Princeton’s assertion that the higher expense ratio was due to the size of the Fund. The Board further noted that the Fund’s net expense ratio was higher than the category average and median as well as the peer group average and median. The Board discussed the expense limitation agreement in place with respect to the Fund and the Co-Advisers’ intention to renew the agreement. The Board concluded that the advisory fee was not unreasonable.

Economies of Scale.

The Board considered whether economies of scale had been realized in connection with the Co-Advisory services. The Board noted that based on the Fund’s current asset size and profit level of each Co-Adviser, the absence of breakpoints was acceptable at this time. They acknowledged the Co-Adviser’s assertion that breakpoints would be considered as Fund assets grow.

Profitability.

The Board considered each Co-Adviser’s profitability in light of the investment services it provided to the Fund. The Board noted that both Princeton and EGA achieved a level of profitability that was modest in terms of actual dollar amount and as a percentage of the fees paid. The Board concluded that excessive profitability was not a concern at this time with respect to either Co-Adviser.

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2023

Conclusion.

Having requested and received such information from the Co-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of legal counsel, the Board concluded that the renewal of the Co-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Eagle MLP Strategy Fund
Additional Information (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Eagle Global Advisors, LLC
1330 Post Oak Blvd, Suite 3000
Houston, TX 77056

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

EAGLE-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 1/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 1/08/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 1/08/24